Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of Accrued Liabilities

Current accrued expenses and other current liabilities consisted of the following:

	December 31, 2015	December 31, 2014
	(in thousands)
Wage and other employee-related accrued expenses	$26,019	$31,050
Franchise agreement termination accrual	4,399	4,579
Accrued tax expense	102,473	170,137
Accrued insurance	32,716	16,319
Accrued environmental	7,600	11,972
Accrued interest expense	28,494	1,583
Deposits and other	106,238	107,031
Total	$307,939	$342,671